OTHER PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
OTHER PAYABLE AND ACCRUED EXPENSES
Accrued payroll	$ 21,751	$ 1,941
Other tax payable	49,333	82,606
Other payable	203,862	161,455
Total	$ 274,946	$ 246,002